Property, plant and equipment, net - Components of Property and Equipment, Net (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	¥ (6,087,694)		¥ (2,734,442)
Property, plant and equipment, net	21,426,955	$ 3,076,552	7,249,044
Computers and electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,537,316		8,349,956
Office furniture
Property, Plant and Equipment [Line Items]
Property and equipment, gross	266,252		238,222
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,550,648		1,395,308
Transportation equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	41,014		0
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 16,119,419		¥ 0